CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (5,470)		$ (9,315)	$ (12,877)	$ (13,931)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation and Common Stock	1,439		1,522	1,692	4,224
Issuance cost related to warrants to investors and service provider	0		533	533	0
Depreciation	248		461	549	839
Decrease (increase) in other accounts receivable and prepaid expenses	(120)		117	158	2
Increase in inventories	(81)		(109)	(234)	0
Increase in trade payables	183		367	(186)	271
Increase in deferred revenues	30		0	0	0
Increase (decrease) in other accounts payable and accrued expenses	(58)		276	365	603
Change in the fair value of warrants to purchase shares of Common Stock	(377)		(3,144)	(2,194)	293
Consideration granted to the February 2014 investors from exchange agreement	0		3,124	0	0
Capital loss from disposal of fixed assets	(8)		0	0	0
Write-off of a production line	0		0	489	0
Other	0		0	0	98
Incremental value to February 2014 Investors that resulted from Exchange Agreement	0		0	3,124	0
Net cash used in operating activities	(4,214)		(6,168)	(8,581)	(7,601)
Cash flows from investing activities:
Proceeds of maturities of short-term bank deposit	333		230	231	14
Investment in short-term bank deposits	(330)		(130)	(91)	(162)
Investment in restricted cash	(10)		0	0	0
Maturity of (investment in) lease deposits	12		(6)	(6)	(92)
Purchase of property and equipment	(70)		(219)	(563)	(1,400)
Net cash used in investing activities	(65)		(125)	(429)	(1,640)
Cash flows from financing activities:
Proceeds from issuance of Common Stock and warrants, net of issuance cost	1,956		3,754	3,754	9,982
Proceeds from issuance of Common Stock and warrants, net of issuance cost	2,325		0	0	0
Proceeds from issuance of Series A Preferred Stock and warrants, net of issuance cost	0		4,096	4,096	0
Proceeds from exercise of warrants into Common Stock, net of issuance cost	453		0	0	0
Proceeds from exercise of options and warrants into Common Stock	0	[1]	350	350	292
Net cash provided by financing activities	4,734		8,200	8,200	10,274
Increase in cash and cash equivalents	455		1,907	(810)	1,033
Cash and cash equivalents at the beginning of the period	1,453		2,263	2,263	1,230
Cash and cash equivalents at the end of the period	1,908		4,170	1,453	2,263
Non-cash investing and financing activities:
Purchase of property and equipment	26		323	308	64
Conversion of Series A Preferred Stock into Common Stock	400		0	46	0
Conversion of liability related to warrants to Common Stock	0		9	9	416
Payment for executives and directors under Salary Program	$ 232		$ 0	$ 0	$ 0

[1]	Represents an amount lower than $1.